SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS
Summary of significant related party transactions

	Note	2017	2018	2019
Sales of goods and services rendered:
Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	10,658,507	11,248,625	13,612,817
Associates of Chinalco		682,992	897,642	514,414
Joint ventures		2,031,159	4,462,670	5,676,548
Associates		724,658	2,626,780	3,812,565

		14,097,316	19,235,717	23,616,344

Provision of engineering, construction and supervisory services to:	(iii)
Chinalco and its subsidiaries	(ix)	77,095	5,981	—
Joint ventures		2,046	—	—
Associates		—	1,725	—

		79,141	7,706	—

Provision of utility services to:	(ii)
Chinalco and its subsidiaries	(ix)	581,566	620,552	687,290
Associates of Chinalco		8,776	15,719	4,062
Joint ventures		118,280	186,672	263,436
Associates		1,122	24,309	35,650

		709,744	847,252	990,438

Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	40,875	31,551	52,571
Associates of Chinalco		—	—	65
Joint ventures		426	1,545	1,967
Associates		—	1,511	775

		41,301	34,607	55,378

Purchases of goods and services:

Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	1,071,283	2,088,338	2,949,866
Joint ventures		—	2,100	69,332
Associates		134,072	405,993	218,616

		1,205,355	2,496,431	3,237,814

Purchases of key and auxiliary materials, equipment and finished goods from:	(iv)
Chinalco and its subsidiaries	(ix)	3,850,073	3,513,420	8,161,223
Associates of Chinalco		—	18,917	18
Joint ventures		6,516,087	8,182,251	2,647,234
Associates		1,175	2,108,072	1,893,449

		10,367,335	13,822,660	12,701,924

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	326,830	312,062	309,180

Provision of utility services by:	(ii)
Chinalco and its subsidiaries	(ix)	1,412,722	992,827	763,812
Associates of Chinalco		—	96,510	100,835
Joint ventures		19,537	26,269	280,523
Associates		—	77,432	8,326
		1,432,259	1,193,038	1,153,496

	Notes	2017	2018	2019
Purchases of goods and services: (continued)

Provision of other services by:	(vii)
A joint venture		269,204	226,280	272,220

Rental expenses /lease liabilities payments for buildings and land use rights charged by:	(vi)
Chinalco and its subsidiaries	(ix)	509,848	501,866	499,191

Other significant related party transactions:

Borrowing from a subsidiary of Chinalco	(viii), (ix)	4,010,000	6,525,000	3,890,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		225,934	143,415	141,991

Entrusted loans and other borrowings to:
Joint ventures		500,000	—	—
Associates		1,100,000	—	—

		1,600,000	—	—

Interest income on entrusted loans and other borrowings:
Joint ventures		41,005	—	—
An associate		24,425	—	—

		65,430	—	—

Interest income from the unpaid disposal proceeds from:
Chinalco and its subsidiaries		117,587	—	—

Consideration to acquire the shares in the subsidiaries of Chinalco	(xiv)
Investment to Yunnan Aluminum		—	—	1,287,608
Investment to Yixin Aluminum		—	—	850,000
		—	—	2,137,608

Disposal of electronic aluminium capacity quota to a subsidiary of Chinalco	(xiii)	—	—	800,000

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(xi)	600,000	224,000	500,000

Finance lease under a sale and leaseback contract from a subsidiary of Chinalco	(xi), (ix)	600,036	224,000	558,924

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	1,570,000	470,101	136,656

Discounted notes receivable to a subsidiary of Chinalco	(viii)	523,253	756,000	679,517

Provision of financial guarantees to:
A joint venture	(x)	18,350	12,450	12,450

Financial guarantees provided by:
Subsidiaries of Chinalco		4,000	—	—

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, which are determined as follows:

(i)

Sales of materials and finished goods comprised sales of alumina, primary aluminum, copper and scrap materials. Transactions entered into are covered by general agreements on a mutual provision of production supplies and ancillary services. The pricing policy is summarized below:

1.The price prescribed by the PRC government (“the state-prescribed price”) is adopted;

2.If there is no state-prescribed price, the state-guidance price is adopted;

3.If there is neither a state-prescribed price nor state-guidance price, then the market price (being price charged to and from independent third parties) is adopted; and

4.If none of the above is available, then the adoption of a contractual price (being reasonable costs incurred in providing the relevant services plus not more than 5% of such costs is adopted).

(ii)	Utility services, including electricity, gas, heat and water, are provided at the state-prescribed price.
(iii)

Engineering, project construction and supervisory services were provided for construction projects. The state-guidance price or prevailing market price (including the tender price where by way of tender) is adopted for pricing purposes.

(iv)	The pricing policy for purchases of key and auxiliary materials (including bauxite, limestone, carbon, cement and coal) is the same as that set out in (i) above.
(v)

Social services and logistics services provided by Chinalco Group cover public security, fire services, education and training, school and hospital services, cultural and physical education, newspaper and magazines, broadcasting and printing as well as property management, environmental and hygiene, greenery, nurseries and kindergartens, sanatoriums, canteens and offices, public transport and retirement management and other services. Provisions of these services are covered by the Comprehensive Social and Logistics Services Agreement. The pricing policy is the same as that set out in (i) above.

(vi)

Pursuant to the Land Use Rights Lease Agreements entered into between the Group and Chinalco Group, operating leases for industrial or commercial land are charged at the market rent rate. The Group also entered into a building rental agreement with Chinalco Group and paid rent based on the market rate for its lease of buildings owned by Chinalco.

(vii)	Other services are environmental protection operation services. The prevailing market price is adopted for pricing purposes.
(viii)

Chinalco Finance Company Limited (“Chinalco Finance”)* (中鋁財務有限責任公司), a wholly-owned subsidiary of Chinalco and a non-bank financial institution established in the PRC, provides deposit services, credit services and miscellaneous financial services to the Group. The terms for the provision of financial services to the Group are no less favourable than those of the same type of financial services provided by Chinalco Finance to Chinalco and other members of its group or those of the same type of financial services that may be provided to the Group by other financial institutions.

(ix)	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 13A of the Listing Rules.
(x)

In December 2006, Ningxia Energy, a subsidiary of the Company, entered into a financial guarantee contract with China Construction Bank providing a financial guarantee to Tian Jing Shen Zhou Wind Power Co., Ltd, a joint venture of the Company, for its 14-year bank loan amounting to RMB35 million. As at December 31, 2019, the outstanding amount of the guarantee was RMB6 million.

(xi)	As disclosed in Note 20, the Group has entered into several sales and leaseback contracts with Chalco Financial Leasing Co., Ltd..
(xii)	As disclosed in Note 38, the Group acquired a 100% equity interest in Suzhou Zhongcai from Zhongse Technology and Suzhou Research Institute, which constituted a related party transaction.

(xiii) As disclosed in Note 27, in May 2019, the Group entered into transactions with its fellow subsidiaries including the disposals of subsidiaries and disposal of electronic Aluminum capacity quota. These transactions constituted related party transactions.

(xiv) As disclosed in Note 8 (b), the Company completed the acquisitions of equity interests in Yunnan Aluminum and Yixin Aluminum, respectively. These transactions constituted related party transactions.

Summary of outstanding balances with related entities

	December 31, 2018	December 31, 2019
Cash and cash equivalents deposited with
A subsidiary of Chinalco *	9,101,541	3,285,093

Trade and notes receivables
Chinalco and its subsidiaries	1,281,395	1,054,168
Associates of Chinalco	18,655	6,034
Joint ventures	819,878	788,183
Associates	6,615	25
	2,126,543	1,848,410

Provision for impairment of receivables	(77,657)	(17,815)

	2,048,886	1,830,595

*       On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015 and October 26, 2017, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending on October 26, 2020.

	December 31,	December 31,
	2018	2019
Other current assets
Chinalco and its subsidiaries	830,615	482,195
Joint ventures	1,424,678	1,503,505
Associates	29,701	47,743
	2,284,994	2,033,443

Provision for impairment of other current assets	(40,830)	(30,509)

	2,244,164	2,002,934

Other non-current assets
Associates	111,845	111,845

Interest-bearing loans and borrowings
Subsidiaries of Chinalco (including lease liabilities)	4,373,033	9,857,187

Trade and notes payables
Chinalco and its subsidiaries	404,278	334,840
Joint ventures	631,570	527,744
Associates	13,033	9,789
Associates of Chinalco	4,012	917

	1,052,893	873,290

	December 31,	December 31,
	2018	2019
Other payables and accrued liabilities
Chinalco and its subsidiaries	1,930,947	1,810,514
Associates of Chinalco	17,128	17,056
Associates	148,978	80,012
Joint ventures	8,860	73,823

	2,105,913	1,981,405

	December 31,	December 31,
	2018	2019
Contract Liabilities
Chinalco and its subsidiaries	22,307	29,210
Associates of Chinalco	20	—
Associates	12,451	223
Joint ventures	94,367	56,010

	129,145	85,443

Summary of compensation of key management personnel

	2017	2018	2019
Fees	768	756	780
Basic salaries, housing fund, other allowances and benefits in kind	3,830	3,953	6,945
Pension costs	415	482	715

	5,013	5,191	8,440